Schedule of Convertible Preferred Stock (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Temporary equity shares outstanding	205,999
Founders [Member]
Temporary equity shares authorized	10,500,000	10,500,000	10,500,000
Temporary equity shares issued	10,402,285	10,402,285
Temporary equity shares outstanding	10,402,285	10,402,285	10,402,285
Temporary equity liquidation preference	$ 2,080	$ 2,080	$ 2,080
Temporary equity carrying value	$ 1,354	$ 1,354	$ 1,354
Series A 1 [Member]
Temporary equity shares authorized	5,000,000	5,000,000		[1]
Temporary equity shares issued	4,316,400	4,316,400
Temporary equity shares outstanding	4,316,400	4,316,400	4,166,400
Temporary equity liquidation preference	$ 4,316	$ 4,316	$ 4,166
Temporary equity carrying value	$ 3,871	$ 3,871	$ 3,721
Series A 2 [Member]
Temporary equity shares authorized	4,000,000	4,000,000		[1]
Temporary equity shares issued	2,544,883	2,544,883
Temporary equity shares outstanding	2,544,883	2,544,883	2,287,740
Temporary equity liquidation preference	$ 4,454	$ 4,454	$ 4,004
Temporary equity carrying value	$ 4,376	$ 4,376	$ 3,926
Convertible Preferred Stock [Member]
Temporary equity shares authorized	19,500,000	19,500,000	30,500,000	[1]
Temporary equity shares issued	17,263,568	17,263,568
Temporary equity shares outstanding	17,263,568	17,263,568	16,856,425
Temporary equity liquidation preference	$ 10,850	$ 10,850	$ 10,250
Temporary equity carrying value	$ 9,601	$ 9,601	$ 9,001
Series B [Member]
Temporary equity shares authorized	1,000,000		20,000,000
Temporary equity shares issued	205,999
Temporary equity shares outstanding	205,999
Temporary equity liquidation preference
Temporary equity carrying value	$ 7,632
Convertible Preferred Stock Classified as Liability [Member]
Temporary equity shares authorized	1,000,000
Temporary equity shares issued	205,999
Temporary equity liquidation preference
Temporary equity carrying value	$ 7,632

[1]	Prior to the Second Amended Articles and of the 40,000,000 total shares of preferred stock authorized, 9,000,000 shares were designated as Series A preferred stock which may be used in aggregate for purposes of issuances of Series A-1 and Series A-2 convertible preferred stock, and 20,000,000 were designated as Series B convertible preferred stock. The Series B convertible preferred stock was canceled pursuant to the filing of the Second Amended Articles.